RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties	Due from related parties

	June 30,
	2019	2020
China Techenergy	$28,048	$14,301
Ningbo Hollysys	7,973	6,142
Hollycon	124	961
Hunan LingXiang	—	40
Hollysys Machine	150	—

	$36,295	$21,444

Schedule Of Amount Due To Related Parties	Due to related parties

	June 30,
	2019	2020
China Techenergy	$4,659	$2,967
Ningbo Hollysys	736	609

	$5,395	$3,576

Schedule of Related Party Transactions
Transactions with related parties
Purchases of goods and services from:

	Year ended June 30,
	2018	2019	2020
Ningbo Hollysys (i)	$—	$702	$1,838
Hollycon	16	4	—
Electric Motor	77	—	—

	$93	$706	$1,838

(i)	The Company purchases products from Ningbo Hollysys used to provide an integrated automation and control system to its customer.

Sales of goods and integrated solutions to:

	Year ended June 30,
	2018	2019	2020
China Techenergy (i)	$11,519	$11,094	$1,711
Hollycon ( ii )	225	44	1,302
Ningbo Hollysys (ii)	—	472	179
HuNan Lin gXiang	—	—	38
Others	86	—	—

	$11,830	$11,610	$3,230

(i)
The Company sells automation control systems to China Techenergy which is used for non-safety
operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety
automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to third party customers, as if China Techenergy is
 a consolidated subsidiary.

(ii)
The Company sells products to Hollycon

and Ningbo Hollysys
, which incorporate the Company’s product with its automated systems to provide an integrated automation and control system to their customer
s
. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to third party customers, as if Hollycon and Ningbo Hollysys are
 consolidated subsidiar
ies
.

Other income from:

	Year ended June 30,
	2018	2019	2020
Ningbo Hollysys (i)	$—	$1,548	$2,214
Hollycon (ii)	731	972	880
China Techener gy			1,122

	$731	$2,520	$4,216

(i)
The Company entered into an operating lease agreement with Ningbo Hollysys to lease part of
 a
building in Beijing, respectively. The lease term is for one year from the commencement date of January 1, 2020 to December 31, 2020. The Company entered into a loan agreement with Ningbo Hollysys amounting to $7,074
with an annual interest rate of 4.35%.

(ii)
The Company entered into an operating lease agreement with Hollycon to lease part of building located in Beijing. The lease term was for one year and ended on May 31, 2020 and a renewed lease agreement was signed with a one year lease term of June 1, 2020 to May 31, 2021.

Research and development:

	Year ended June 30,
	2018	2019	2020
Ningbo Hollysys (i)	$—	$—	$655

(i)	The Company purchases research and development services from Ningbo Hollysys for research and development projects in the field of intelligent manufacturing.